Organization and Description of Business (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries of the Company

The consolidated financial statements of the Company include the following entities:

Entity	Date of incorporation	Place of incorporation	Ownership	Principal activities
Uni-Fuels Group Inc (“Uni-Fuels Group”)	February 5, 2024	Cayman Islands	100%	Investment holding company
Uni-Fuels Pte. Ltd. (“Uni-Fuels”)	October 12, 2021	Singapore	100%	Ship bunkering as marine fuels supplier and broker
Uni-Fuels Pte. Ltd. Seoul Branch Office	March 21, 2024	South Korea	Not applicable	Ship bunkering and service provider of marine fuels solutions
Uni-Fuels (Shanghai) Co., Ltd.	February 11, 2025	China	100%	Sales of petroleum products
Uni-Fuels Middle East FZCO	February 14, 2025	UAE	100%	Fuel supply services
Uni-Fuels Ltd	June 11, 2025	Cyprus	100%	Service provider of marine fuels solutions